Employee Benefits (Details 3) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of discount rates [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	$ (160,307)	$ (158,160)
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	169,544	167,594
Actuarial assumption of expected rates of salary increases [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	166,250	164,867
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	$ (158,100)	$ (156,470)